Annual Total Returns	0 Months Ended
Mar. 29, 2012
(Institutional) | (Delaware International Value Equity Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(10.47%)
Annual Return 2003	40.37%
Annual Return 2004	20.62%
Annual Return 2005	12.19%
Annual Return 2006	23.28%
Annual Return 2007	4.94%
Annual Return 2008	(42.33%)
Annual Return 2009	36.38%
Annual Return 2010	10.01%
Annual Return 2011	(13.97%)
(Institutional) | (Delaware Global Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(13.06%)
Annual Return 2003	47.18%
Annual Return 2004	26.37%
Annual Return 2005	13.55%
Annual Return 2006	28.95%
Annual Return 2007	1.19%
Annual Return 2008	(42.46%)
Annual Return 2009	34.56%
Annual Return 2010	10.92%
Annual Return 2011	(6.38%)
(Institutional) | (Delaware Emerging Markets Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	3.79%
Annual Return 2003	64.79%
Annual Return 2004	32.68%
Annual Return 2005	26.65%
Annual Return 2006	27.45%
Annual Return 2007	40.92%
Annual Return 2008	(50.61%)
Annual Return 2009	78.62%
Annual Return 2010	18.85%
Annual Return 2011	(20.66%)
(Institutional) | (Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	8.82%
Annual Return 2011	(0.09%)
(Institutional) | (Delaware Focus Global Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	51.36%
Annual Return 2010	22.53%
Annual Return 2011	(2.20%)
(Retail) | (Delaware International Value Equity Fund) | Class A
Bar Chart Table:
Annual Return 2002	(10.77%)
Annual Return 2003	39.97%
Annual Return 2004	20.25%
Annual Return 2005	11.84%
Annual Return 2006	22.93%
Annual Return 2007	4.63%
Annual Return 2008	(42.52%)
Annual Return 2009	36.02%
Annual Return 2010	9.75%
Annual Return 2011	(14.22%)
(Retail) | (Delaware Global Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(13.42%)
Annual Return 2003	46.72%
Annual Return 2004	26.13%
Annual Return 2005	13.21%
Annual Return 2006	28.61%
Annual Return 2007	1.02%
Annual Return 2008	(42.66%)
Annual Return 2009	34.33%
Annual Return 2010	10.69%
Annual Return 2011	(6.75%)
(Retail) | (Delaware Emerging Markets Fund) | Class A
Bar Chart Table:
Annual Return 2002	3.54%
Annual Return 2003	64.41%
Annual Return 2004	32.28%
Annual Return 2005	26.37%
Annual Return 2006	27.12%
Annual Return 2007	40.61%
Annual Return 2008	(50.70%)
Annual Return 2009	78.05%
Annual Return 2010	18.53%
Annual Return 2011	(20.82%)
(Retail) | (Delaware Macquarie Global Infrastructure Fund) | Class A
Bar Chart Table:
Annual Return 2011	(0.46%)
(Retail) | (Delaware Focus Global Growth Fund) | Class A
Bar Chart Table:
Annual Return 2009	51.36%
Annual Return 2010	22.44%
Annual Return 2011	(2.34%)